Fair Value Measurements - Schedule of Carrying Value and Fair Value of Investments Classified as Held to Maturity (Detail) ₨ in Thousands, $ in Thousands	Mar. 31, 2017 INR (₨)	Mar. 31, 2017 USD ($)	Mar. 31, 2016 INR (₨)	Mar. 31, 2016 USD ($)
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	₨ 6,631	$ 102	₨ 6,785
Fixed Rate Bank of Mauritius Notes [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Non-current investments, carrying value	6,631		6,785
Non-current investments, fair value	₨ 6,865	$ 106	₨ 7,382	$ 111